Annual Total Returns - Emerging Markets 2x Strategy Fund (Class H) [BarChart] - Class H - Emerging Markets 2x Strategy Fund - Class H	Aug. 01, 2021
Bar Chart Table:
2011	(41.37%)
2012	10.18%
2013	(14.84%)
2014	(7.72%)
2015	(35.32%)
2016	17.22%
2017	74.70%
2018	(32.81%)
2019	48.35%
2020	45.16%